                     PROVIDENT MUTUAL LIFE INSURANCE COMPANY
              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
                 PROVIDENT MUTUAL VARIABLE LIFE SEPARATE ACCOUNT
                 PROVIDENTMUTUAL VARIABLE LIFE SEPARATE ACCOUNT

                   SUPPLEMENT, DATED JANUARY 29, 2001, TO THE
                          PROSPECTUS, DATED MAY 1, 2000

This supplement describes certain changes to your contract issued by Provident Mutual Life Insurance Company or Providentmutual Life and Annuity Company of America.

The Board of Directors of Market Street Fund, Inc. has& approved a plan to reorganize and redomesticate Market Street Fund, Inc. (a Maryland corporation) as a Delaware business trust to be named "Market Street Fund." In connection with that reorganization and redomestication plan, the Market Street Fund's Board of Directors authorized a proxy solicitation to obtain shareholder approval of a number of proposals. Each of these proposals subsequently was approved by Market Street Fund shareholders at a special shareholder meeting held on January 12, 2001. Pursuant to the results of this proxy solicitation, the following changes have been made regarding the Market Street Fund and its Portfolios, effective January 29, 2001.

CHANGES IN CERTAIN PORTFOLIO NAMES

Certain Portfolios of the Market Street Fund have been renamed. These changes are as follows:

         OLD PORTFOLIO NAME                          NEW PORTFOLIO NAME
         -----------------                           ------------------

         Growth Portfolio ....................  All Pro Broad Equity Portfolio

         Aggressive Growth Portfolio .........  Mid Cap Growth Portfolio

         Managed Portfolio ...................  Balanced Portfolio

CHANGES IN INVESTMENT OBJECTIVES AND POLICIES OF CERTAIN PORTFOLIOS

The investment objective of the All Pro Broad Equity Portfolio (formerly, the "Growth Portfolio") has changed. The new investment objective of this Portfolio is to seek long-term capital appreciation. In addition, the investment policies of certain of the Market Street Fund Portfolios also have changed as follows:

           PORTFOLIO                            NEW INVESTMENT POLICIES
           ---------                            -----------------------

         All Pro Broad Equity         o   Seeks long-term capital appreciation
         Portfolio (formerly,             by investing primarily in equity
         "Growth Portfolio")              securities of both larger and smaller
                                          companies included in the Wilshire
                                          5000 Index that offer above-average
                                          potential for growth in the future.

         Mid Cap Growth Portfolio     o   Seeks to achieve a high level of
         (formerly, "Aggressive           long-term capital appreciation by
         Growth Portfolio")               investing in securities of mid cap
                                          companies.

         Balanced Portfolio           o   Seeks to realize as high a level of
         (formerly, "Managed              long-term total rate of return as is
         Portfolio")                      consistent with prudent investment
                                          risk by investing in both equities,
                                          such as stocks, and bonds.

The All Pro Broad Equity Portfolio, Mid Cap Growth Portfolio, and Balanced Portfolio each will incur some costs in terms of brokerage commissions necessary to implement the changes in investment objectives and/or policies, to the extent that these changes require the sale of current securities and reinvestment of the proceeds by these Portfolios.

NEW INVESTMENT ADVISORY AGREEMENT WITH MARKET STREET INVESTMENT MANAGEMENT COMPANY AND NEW SUBADVISERS

The investment adviser and subadvisers to certain of the Market Street Fund Portfolios also have changed. Market Street Investment Management Company ("MSIM") now serves as the investment adviser to all eleven Market Street Fund Portfolios. MSIM uses a "manager of managers" approach for these Portfolios under which MSIM allocates each Portfolio's assets among one or more "specialist" investment subadvisers. The current subadvisers for all of the Market Street Fund Portfolios are as follows:

                  PORTFOLIO                        SUBADVISERS
                  ---------                        -----------

         ALL PRO BROAD EQUITY            o   Alliance Capital Management L.P.
         PORTFOLIO                       o   Sanford C. Bernstein & Co., LLC
                                         o   Husic Capital Management
                                         o   Reams Asset Management Company, LLC

         ALL PRO LARGE CAP GROWTH        o   Alliance Capital Management L.P.
         PORTFOLIO                       o   Geewax Terker & Co.

         ALL PRO LARGE CAP VALUE         o   Mellon Equity Associates, LLP
         PORTFOLIO                       o   Sanford C. Bernstein & Co., Inc.

         ALL PRO SMALL CAP GROWTH        o   Husic Capital Management
         PORTFOLIO                       o   Lee Munder Investments Ltd.

         ALL PRO SMALL CAP VALUE         o   Reams Asset Management Company, LLC
         PORTFOLIO                       o   Sterling Capital Management Company

         EQUITY 500 INDEX PORTFOLIO      o   State Street Global Advisors

         INTERNATIONAL PORTFOLIO         o   The Boston Company Asset
                                             Management, LLC

         MID CAP GROWTH PORTFOLIO        o   T. Rowe Price Associates, Inc.

         BALANCED PORTFOLIO              o   Fred Alger Management, Inc.

         BOND PORTFOLIO                  o   Western Asset Management Company

MSIM manages the Money Market Portfolio without the services of a subadviser.

CHANGES IN ANNUAL PORTFOLIO OPERATING EXPENSES

The management fees for the All Pro Broad Equity Portfolio (formerly, the "Growth Portfolio"), the Mid Cap Growth Portfolio (formerly, the "Aggressive Growth Portfolio"), the Balanced Portfolio (formerly, the "Managed Portfolio"), and the Bond Portfolio of the Market Street Fund have changed as a result of the proxy solicitation. In addition, the operating expenses for all eleven Market Street Fund Portfolios also have changed. Accordingly, the annual portfolio operating expenses for the Market Street Fund Portfolios (as a percentage of average portfolio assets after fee waivers and expense reimbursements) for the fiscal year ended December 31, 1999, revised to reflect these new management fees and operating expenses, are as follows:

                                               MANAGEMENT
                                                   FEES                                                 TOTAL ANNUAL
                                               (INVESTMENT     OTHER EXPENSES     ADMINISTRATIVE        FUND OPERATING
                                                 ADVISORY          (AFTER          EXPENSE (AFTER       EXPENSES (AFTER
              PORTFOLIO                            FEES)       REIMBURSEMENT)     REIMBURSEMENT)(2)     REIMBURSEMENT)
              ---------                            -----       --------------     -----------------     --------------
MARKET STREET FUND (1)
      All Pro Broad Equity Portfolio              0.75%             0.06%               0.10%               0.91%
      All Pro Large Cap Growth Portfolio          0.70%             0.10%               0.10%               0.90%
      All Pro Large Cap Value Portfolio           0.70%             0.10%               0.10%               0.90%
      All Pro Small Cap Growth Portfolio          0.90%             0.10%               0.10%               1.10%
      All Pro Small Cap Value Portfolio           0.90%             0.10%               0.10%               1.10%
      Equity 500 Index Portfolio                  0.24%             0.00%               0.04%               0.28%
      International Portfolio                     0.75%             0.23%               0.10%               1.08%
      Mid Cap Growth Portfolio                    0.75%             0.10%               0.10%               0.95%
      Balanced Portfolio                          0.55%             0.17%               0.10%               0.82%
      Bond Portfolio                              0.40%             0.17%               0.10%               0.67%
      Money Market Portfolio                      0.25%             0.15%               0.10%               0.50%

(1) Pursuant to new fee waivers and reimbursement arrangements, fees and expenses of certain of the Market Street Fund Portfolios may be reimbursed or waived. The numbers in the above table have been adjusted to reflect these arrangements, and it is anticipated that these arrangements will continue for the current year. Absent these arrangements, the 1999 Total Annual Fund Operating Expenses would have been: 1.01% for the All Pro Broad Equity Portfolio; 0.99% for the All Pro Large Cap Growth Portfolio; 1.01% for the All Pro Large Cap Value Portfolio; 1.21% for the All Pro Small Cap Growth Portfolio; 1.30% for the All Pro Small Cap Value Portfolio; 0.49% for the Equity 500 Index Portfolio; and 1.01% for the Mid Cap Growth Portfolio. Similar expense reimbursement and fee waiver arrangements are also in place for the other Market Street Fund Portfolios, and it is anticipated that these arrangements will continue for the current year. However, no expenses would have been reimbursed or fees waived during 1999 for these Portfolios because the level of expenses and fees never exceeded the thresholds at which the reimbursement and waiver arrangements would have become operative.

(2) The Administrative Expense is payable to Provident Mutual Life Insurance Company ("PMLIC") for administration services that PMLIC provides to Market Street Fund. These services include internal legal and financial administrative services provided to Market Street Fund by PMLIC personnel.

CHANGES IN ILLUSTRATIONS

Illustrations, which demonstrate death benefits, policy account values, and net cash surrender values, are based in part on total annual portfolio operating expenses. Because the operating expenses and certain management fees for the Market Street Fund Portfolios have changed (as discussed above), the illustrations shown in the prospectus have changed. You should obtain a personalized illustration that reflects these changes in operating expenses and management fees.

This supplement should be retained with the prospectus for future reference. If you have any questions, please contact (800) 688-5177 or your registered representative.


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